Income Taxes - Classification of Net Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current deferred tax asset	$ 0	$ 0
Non-current deferred tax liabilities	(1,402)	(2,141)
Net deferred tax liabilities	$ (1,402)	$ (2,141)	$ (2,807)